Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GQG Partners Emerging Markets Equity Fund | Institutional Shares, GQG Partners Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	6.20%	28.81%	(20.88%)	(2.38%)	33.98%	21.08%	(14.70%)	32.01%
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	29.37%	17.77%	(2.67%)	19.88%	23.88%	27.35%
GQG Partners Global Quality Equity Fund | Institutional Shares, GQG Partners Global Quality Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	20.35%	19.79%	(3.65%)	17.13%	14.75%
GQG Partners International Quality Value Fund | Institutional Shares, GQG Partners International Quality Value Fund
Prospectus [Line Items]
Annual Return [Percent]	7.53%	18.20%	(10.50%)
GQG Partners US Quality Value Fund | Institutional Shares, GQG Partners US Quality Value Fund
Prospectus [Line Items]
Annual Return [Percent]	12.81%	4.04%	6.83%
GQG Partners Global Quality Value Fund | Institutional Shares, GQG Partners Global Quality Value Fund
Prospectus [Line Items]
Annual Return [Percent]	4.95%	15.26%	(1.22%)